Contingencies and Commitments	12 Months Ended
Dec. 31, 2019
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Contingencies and Commitments
NOTE 46. CONTINGENCIES AND COMMITMENTS

a) Tax Issues
At the date of these consolidated financial statements, provincial tax collection authorities, as well as tax collection authorities from the Autonomous City of Buenos Aires, are in the process (in different degrees of completion) of conducting reviews and assessments mainly in respect of matters resulting from applying turnover tax.
These proceedings and their possible effects are constantly being monitored. Even though it is considered that it has complied with its tax liabilities in full pursuant to current regulations, the provisions deemed adequate pursuant to the evolution of each proceeding have been set up.
b) Consumer Protection Associations
Consumer Protection Associations, on behalf of consumers, have filed claims against Banco Galicia regarding the collection of certain financial charges.
The Group believes that the resolution of these controversies will not have a significant impact on its financial condition.
c) Penalties Imposed on Banco de Galicia y Buenos Aires S.A.U. and Summary Proceedings Commenced by the Argentine Central Bank
The penalties imposed and the summary proceedings commenced by the Argentine Central Bank are detailed in Note 53.
The provisions for contingencies recorded are as follows:

	12.31.19	12.31.18
Other Contingencies	2,525,957	2,044,651
For Commercial Lawsuits/Legal matters	2,102,244	1,628,525
For Labor Lawsuits	169,013	148,157
For Claims and Credit Cards	1,097	1,688
For Guarantees Granted	1,142	1,757
For Other Contingencies	252,461	264,524
For Termination Benefits	171,358	133,720
Difference for Dollarization of Judicial Deposits—Communication “A” 4686	44,345	42,995
Administrative, Disciplinary and Criminal Penalties	5,306	8,162

Total	2,746,966	2,229,528